STERLING CAPITAL FUNDS

SUPPLEMENT DATED AUGUST 23, 2024

TO THE

CLASS A AND CLASS C SHARES PROSPECTUS AND THE

INSTITUTIONAL AND CLASS R6 SHARES PROSPECTUS,

EACH DATED FEBRUARY 1, 2024, AS SUPPLEMENTED

This Supplement provides new and additional information beyond that contained in the Class A and Class C Shares Prospectus (the “Retail Prospectus”) and the Institutional and Class R6 Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2024, as supplemented:

Effective as of the close of business on August 23, 2024 (the “Effective Date”), Ultimus Fund Solutions, LLC (“Ultimus”) has replaced the Bank of New York Mellon as sub-administrator and fund accountant, and BNY Mellon Investment Servicing (U.S.), Inc. as transfer agent, for each of the series (the “Funds”) of Sterling Capital Funds. This Supplement provides certain updated information relating to Ultimus, the Funds’ new sub-administrator, fund accountant and transfer agent. As of the Effective Date, the following changes are made in the Retail Prospectus and the Institutional Prospectus:

Regular and Overnight Mailing Address Updates:

Regular Mail:

All references in the Retail Prospectus and Institutional Prospectus to “Sterling Capital Funds, P.O. Box 534465, Pittsburgh, PA 15253-4465” are hereby deleted and replaced with: “Sterling Capital Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246”.

Overnight Mail:

All references in the Retail Prospectus and Institutional Prospectus to “Sterling Capital Funds, P.O. Box 534465, AIM 154-0520, 500 Ross Street, Pittsburgh, PA 15262” are hereby deleted and replaced with: “Sterling Capital Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr. Suite 450, Cincinnati, OH 45246”.

Fund Management Update:

In the “Fund Management” section, the discussion under the header “The Administrator and Underwriter” on page 126 of the Retail Prospectus and page 182 of the Institutional Prospectus, is hereby deleted and replaced in its entirety with the following:

Sterling Capital Management LLC (the “Administrator”), 434 Fayetteville St., Suite 500, Raleigh, NC 27601, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Dr. Suite 450, Cincinnati, OH 45246, serves as each Fund’s sub-administrator.

Shareholder Information Update:

In the “Shareholder Information—Purchasing and Adding to Your Shares” section on page 129 of the Retail Prospectus and Page 186 of the Institutional Prospectus, the sentence disclosing that “A fee will be charged for any checks that do not clear” is deleted and replaced with “A fee of $25 will be charged for any checks or ACH payments that do not clear.”

Directed Dividend Option:

The disclosure regarding a directed dividend option on page 131 of the Retail Prospectus is deleted in its entirety.

Contingent Deferred Sales Charge Disclosure Update:

In the “Shareholder Information—Selling Your Shares” section on page 133 of the Retail Prospectus, the disclosure in the subsection titled “Contingent Deferred Sales Charge” is deleted in its entirety and replaced with the following: “A contingent deferred sales charge (“CDSC”) of 1.00% of the purchase price will be charged to Class C shareholders who redeem their shares within one year of purchasing the shares.”

IRA Withholding Disclosure:

In the “Shareholder Information—Selling Your Shares” section on page 133 of the Retail Prospectus and page 189 of the Institutional Prospectus, the following new subsection entitled “IRA Withholding” is added:

IRA Withholding

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Fee Charge for Overnight Service:

In the “Shareholder Information—Selling Your Shares” section on page 134 of the Retail Prospectus and Page 190 of the Institutional Prospectus, the sentence describing the fee for expedited delivery of redemption proceeds “By Overnight Service” is deleted in its entirety and replaced with the following: “The Fund will charge a $35 fee for this service.”

Fee Charge for Wire Transfer Request:

In the “Shareholder Information—Selling Your Shares” section on page 134 of the Retail Prospectus and Page 190 of the Institutional Prospectus, the sentence describing the fee for a wire transfer request of redemption proceeds under “By Wire Transfer” is deleted in its entirety and replaced with the following: “The Fund will charge a $15 wire transfer fee for each wire transfer request. Note: Your financial institutional may also charge a separate fee.”

Redemptions Disclosure Update:

In the “Shareholder Information—Redemptions Within 15 Business Days of Investment” section on page 135 of the Retail Prospectus and page 191 of the Institutional Prospectus, the disclosure is deleted in its entirety and replaced with the following:

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a federal funds wire.

In addition, in the “Shareholder Information—Redemptions in Writing Requirements” section on page 135 of the Retail Prospectus and page 190 of the Institutional Prospectus, each reference to “30 business days” is replaced with a reference to “30 calendar days”. In addition, the sentence disclosing that “The redemption proceeds are being wired to bank instructions currently not on your account” is deleted and replaced with “The redemption proceeds are being paid to new bank instructions or bank instructions added to your account within the last 15 calendar days.”

Distribution Arrangements/Sales Charges Disclosure Update:

In the “Shareholder Information—Distribution Arrangements/Sales Charges” section on page 139 of the Retail Prospectus, the following disclosure is deleted in its entirety: “Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.”

Symbol Authentication Disclosure Update:

In the “Shareholder Information—General Policies on Selling Shares” section on page 135 of the Retail Prospectus and page 191 of the Institutional Prospectus, under the subsection “Verifying Telephone and Online Redemptions”, the reference to “symbol authentication” is hereby deleted and replaced with a reference to “multi-factor authentication”.

Cost Basis Reporting Disclosure Update:

In the “Shareholder Information—Cost Basis Reporting” section on page 143 of the Retail Prospectus and page 194 of the Institutional Prospectus, the sentence disclosing that “ If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply” is deleted and replaced with “ If you hold your shares directly in a Fund account, the average cost method (or the method you have selected by notifying the Fund) will apply”

Lost Shareholders Disclosure:

In the “Shareholder Information—Selling Your Shares” section on page 136 of the Retail Prospectus and page 192 of the Institutional Prospectus, the following new subsection entitled “Lost Shareholders” is added immediately below the subsection entitled “Undeliverable Distribution Checks”:

Lost Shareholders

An account may be turned over as unclaimed property to the investor’s last known state of tax residence if the account is deemed “inactive” or “lost” during the time frame specified within the applicable state’s unclaimed property laws. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.